Equity - Narrative (Details) - USD ($)					1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 01, 2021	Oct. 01, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						60,172,000	60,172,000	251,084,000
Common stock, par value (usd per share)						$ 0.00001	$ 0.00001	$ 0.01
Common stock						$ 1,000	$ 1,000	$ 2,511,000
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value awarded as a result of the issuance of awards							$ 300,000
Noble Finance Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)						261,246,000	261,246,000	261,246,000
Additional conditionally authorized shares without additional shareholder approval (in shares)						8,700,000	8,700,000
Common stock, par value (usd per share)						$ 0.10	$ 0.10	$ 0.10
Common stock					$ 1,000	$ 26,125,000	$ 26,125,000	$ 26,125,000
Percentage of warrant holders for cashless exercise of warrants						20.00%	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0
Noble Finance Company | Tranche 1 Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants or rights outstanding						8,300,000	8,300,000
Number of ordinary shares into which each warrant or right may be converted						1	1
Warrants and Rights Outstanding, Maturity Date						Feb. 04, 2028	Feb. 04, 2028
Noble Finance Company | Tranche 1 Warrants | Holders of Legacy Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share or per unit of warrants or rights outstanding					19.27	$ 19.27	$ 19.27
Noble Finance Company | Tranche 2 Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants or rights outstanding						8,300,000	8,300,000
Number of ordinary shares into which each warrant or right may be converted						1	1
Warrants and Rights Outstanding, Maturity Date						Feb. 04, 2028	Feb. 04, 2028
Noble Finance Company | Tranche 2 Warrants | Holders of Legacy Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share or per unit of warrants or rights outstanding					23.13	$ 23.13	$ 23.13
Noble Finance Company | Tranche 3 Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants or rights outstanding						2,800,000	2,800,000
Number of ordinary shares into which each warrant or right may be converted						1	1
Warrants and Rights Outstanding, Maturity Date						Feb. 04, 2026	Feb. 04, 2026
Noble Finance Company | Tranche 3 Warrants | Holders of Legacy Noble's Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share or per unit of warrants or rights outstanding					$ 124.40	$ 124.40	$ 124.40
Noble Finance Company | Class of Stock, To Be Determined One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)					500,000,000
Common stock, par value (usd per share)					$ 0.00001
Noble Finance Company | Class of Stock, To Be Determined Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding and trading (in shares)					100,000,000
Common stock, par value (usd per share)					$ 0.00001
Noble Finance Company | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock					$ 6,000
Noble Finance Company | 2015 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized under plan (in shares)								8,700,000	5,800,000	5,000,000.0
Remaining number of shares available for grants (in shares)								40.0
Noble Finance Company | Director Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized under plan (in shares)									900,000
Total number of shares issuable under stock option plan (in shares)									1,800,000
Noble Finance Company | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining number of shares available for grants (in shares)						7,700,000	7,700,000
Compensation cost recognized						$ 16,500,000
Compensation cost recognized net of tax						16,400,000
Capitalized compensation costs						$ 0
Aggregate number of common shares reserved for future issuance						7.7	7.7
Units awarded (in shares)						78,546
Noble Finance Company | PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility								69.80%	59.60%
Risk-free interest rate								1.40%	2.50%
Units awarded (in shares)						1,457,842		2,696,774	1,623,399
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 20.82		$ 1.14	$ 3.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0	1,457,842	1,457,842
Noble Finance Company | PVRSUs | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost						$ 22,100,000	$ 22,100,000
Period for recognizing unrecognized compensation cost							2 years
Expected volatility	95.10%	92.20%	50.00%
Risk-free interest rate	0.58%	0.33%	0.19%
Units awarded (in shares)					0		1,457,842
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0		$ 20.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					3,163,113
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0			3,163,113
Noble Finance Company | TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								3 years	3 years
Units awarded (in shares)						1,735,843		5,559,678	4,639,119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 16.68
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						66,081
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0	1,669,762	1,669,762
Noble Finance Company | TVRSUs | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Units awarded (in shares)					0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					61,050
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					2,301,450
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0			2,362,500
Noble Finance Company | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized					$ 700,000			$ 9,200,000	$ 14,700,000
Compensation cost recognized net of tax					$ 700,000			$ 8,600,000	$ 14,100,000
Noble Finance Company | Liability Classified Cash Incentive Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period							3 years
Expected volatility								69.80%
Risk-free interest rate								1.40%
Noble Finance Company | Liability Classified Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost						$ 900	$ 900
Units awarded (in shares)						52,364
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 16.76
Noble Finance Company | Liability Classified Time Vested Restricted Stock Units [Member] | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							2 years 9 months 21 days
Period for recognizing unrecognized compensation cost							1 year 11 months 19 days
Units awarded (in shares)							52,364
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						52,364	52,364
Deferred Compensation Liability						$ 414,400	$ 414,400
Noble Finance Company | Equity Classified Time Vested Restricted Stock Units [Member] | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							2 years 11 months 8 days
Total unrecognized compensation cost						$ 20,100	$ 20,100
Period for recognizing unrecognized compensation cost							2 years 1 month 2 days
Units awarded (in shares)							1,735,843
Noble Finance Company | Non-employee directors | Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)						52,364